Schedule of warrant activity (Details)	1 Months Ended		3 Months Ended							12 Months Ended
	Jun. 25, 2018 Share	Jan. 30, 2018 $ / shares	Jul. 31, 2019 Share $ / shares	Apr. 30, 2019 Share	Jan. 31, 2019 Share	Oct. 31, 2018 Share $ / shares	Jul. 31, 2018 Share $ / shares	Apr. 30, 2018 Share	Oct. 31, 2017 Share $ / shares	Jul. 31, 2019 Share $ / shares	Jul. 31, 2018 Share $ / shares
Share Capital [Abstract]
Outstanding, beginning of period | Share						26,425,504			20,994,123	26,425,504	20,994,123
Outstanding, beginning of period, weighted average exercise price | $ / shares						$ 4.35			$ 1.31	$ 4.35	$ 1.31
Expired during period | Share										(531)	(62,728)
Expired during period, weighted average exercise price | $ / shares										$ 0	$ 3.00
Acquired and reissued through acquisition | Share										7,196,164	0
Acquired and reissued through acquisition, weighted average exercise price | $ / shares										$ 23.10	$ 0
Issued during period | Share										11,500,000	37,413,681
Warrants issued during period, weighted average exercise price | $ / shares		$ 5.60								$ 6.00	$ 4.34
Exercised during period | Share	(5,261,043)		(8,053,544)	(3,661,761)	(682,678)	(3,137,746)	(13,214,883)	(2,475)	(481,896)	(15,535,729)	(31,919,572)
Exercised during period, weighted average exercise price | $ / shares										$ 3.61	$ 2.33
Outstanding, end of period | Share			29,585,408				26,425,504			29,585,408	26,425,504
Outstanding, end of period, weighted average exercise price | $ / shares			$ 9.95				$ 4.35			$ 9.95	$ 4.35